Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 28, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	SERIES PORTFOLIOS TRUST (THE “TRUST”) Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the MProved Systematic Multi-Strategy Fund (the “Fund”), is Post‑Effective Amendment No. 75 under the 1933 Act and Amendment No. 78 under the 1940 Act to the Trust’s Registration Statement on Form N‑1A. The purpose of this filing is to make material changes to disclosures related to the Fund’s principal investment strategies and risks.

Pursuant to Rule 485(a)(1), the Trust anticipates this filing shall become effective sixty days after filing. Prior to the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and file updated exhibits to the Registration Statement.

If you have questions or require further information, please contact the undersigned at (414) 765-6115.

Sincerely,

/s/ Adam W. Smith
Adam W. Smith
Secretary of Series Portfolios Trust

Enclosures